Stock Based Compensation (Details) - USD ($)			3 Months Ended		12 Months Ended
	May 16, 2023	Jun. 28, 2022	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 01, 2024	May 24, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Granted (in shares)						39,330
Intrinsic value			$ 3,933		$ 142,337	$ 19,272	$ 3,540
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized								109,245
Vesting period (in years)		5 years				5 years
Vesting percentage (as percentage)		20.00%
Expiration period (in years)		10 years
Risk free interest rate percentage (as percentage)	3.53%	3.27%
Volatility rate (as percentage)	20.71%	20.76%
Expected term (in years)	6 years 6 months	6 years 6 months
Dividend rate (as percentage)	0.00%	0.00%
Weighted average grant date fair value (in dollars per share)	$ 2.72	$ 3.33
Unrecognized amount			$ 196,717		$ 212,979
Recognition period (in years)			3 years 3 months		3 years 6 months
Expense amortized			$ 16,262	$ 16,262	$ 65,050	$ 46,328
Number of awards available for future issuance			4,368		4,368
Stock Options | Directors, executive officers, senior officers and other officers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Granted (in shares)	39,330	73,194
Stock Options | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Granted (in shares)	4,368	18,572
Forfeiture (in shares)					7,647	7,647
Stock Options | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Granted (in shares)	34,962	54,622
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized								43,698
Number of shares, Non-vested, Granted (in shares)			0			6,261
Vesting period (in years)					5 years	5 years
Vesting percentage (as percentage)					20.00%	20.00%
Unrecognized amount			$ 267,924		$ 291,437
Recognition period (in years)			3 years 3 months		3 years 6 months
Expense amortized			$ 23,513	$ 23,513	$ 94,050	$ 84,300
Number of awards available for future issuance			293		293
Restricted Stock | Directors, executive officers, senior officers and other officers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Non-vested, Granted (in shares)	6,261	40,203
Restricted Stock | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Non-vested, Granted (in shares)	1,311	9,614
Forfeiture (in shares)					3,059	3,059
Restricted Stock | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Non-vested, Granted (in shares)	4,950	30,589